UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number: 28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein          New York, New York                  November 14, 2002
-----------------          ------------------                  -----------------
[Signature]                [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                   ----
Form 13F Information Table Entry Total:                              8
                                                                   ----
Form 13F Information Table Value Total:                           $41,530
                                                                   ------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE


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


                                                Plaza Advisors LLC
                                            Form 13F Information Table
                                                September 30, 2002
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Name of Issuer     Title of    CUSIP     Value (x     Shrs or   SH/   Put/        Investment       Other         Voting Authority
                    Class                 $1000)      prn amt   PRN   Call        Discretion       Managers      ----------------
--------------    ---------   ------     -------     ---------  ----  -----       -----------     --------

                                                                              Sole   Shared  None             Sole    Shared   None
                                                                              ----   ------  ----             ----    ------   ----
------------------------------------------------------------------------------------------------------------------------------------
CADIZ INC            COM      127537108       30     10,000    SH             SOLE                           10,000
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CELL THERAPEUTICS
INC                  COM      150934107    3,080    700,000    SH             SOLE                          700,000
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DOR BIOPHARMA INC    COM      258094101      186    476,758    SH             SOLE                          476,758
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GEMSTAR-TV GUIDE
INTL INC             COM      36866W106       64     25,550    SH             SOLE                           25,550

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IMCLONE SYS INC      COM      45245W109    7,726    990,477    SH             SOLE                          990,477
------------------------------------------------------------------------------------------------------------------------------------
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IMCLONE SYS INC     NOTE      45245WAD1   21,982 37,900,000    PRN            SOLE                       37,900,000
                    5.500%
                    3/0
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LIBERTY MEDIA
CORP NEW            COM SER A   530718105  2,927    410,000    SH             SOLE                          410,000
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NEOSE TECHNOLOGIES
INC                 COM         640522108  5,535    713,285    SH             SOLE                          713,285
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REPORT
SUMMARY:  8 DATA RECORDS                  41,530  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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